UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Growth & Income Fund

September 30, 2015

1.951037.102
MHT-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
		Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Harley-Davidson, Inc.		249,400	$13,692,060
Diversified Consumer Services - 0.4%
H&R Block, Inc.		991,375	35,887,775
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.		526,800	20,002,596
Yum! Brands, Inc.		655,955	52,443,602
			72,446,198
Household Durables - 0.2%
Tupperware Brands Corp.		394,600	19,528,754
Leisure Products - 0.1%
Mattel, Inc.		517,100	10,890,126
Media - 4.5%
Comcast Corp. Class A (special) (non-vtg.) (a)		2,955,000	169,144,200
Scripps Networks Interactive, Inc. Class A (a)		720,314	35,432,246
Sinclair Broadcast Group, Inc. Class A		1,125,623	28,500,774
Time Warner, Inc.		1,522,577	104,677,169
Viacom, Inc. Class B (non-vtg.)		1,250,000	53,937,500
			391,691,889
Multiline Retail - 2.3%
Dillard's, Inc. Class A		54,200	4,736,538
Target Corp.		2,490,775	195,924,362
			200,660,900
Specialty Retail - 1.2%
Lowe's Companies, Inc.		1,456,200	100,361,304

TOTAL CONSUMER DISCRETIONARY			845,159,006

CONSUMER STAPLES - 8.4%
Beverages - 3.1%
Diageo PLC		1,796,743	48,272,951
Molson Coors Brewing Co. Class B		156,300	12,976,026
PepsiCo, Inc.		528,500	49,837,550
SABMiller PLC		461,913	26,112,620
The Coca-Cola Co.		3,374,918	135,401,710
			272,600,857
Food & Staples Retailing - 1.0%
CVS Health Corp.		572,800	55,263,744
Walgreens Boots Alliance, Inc.		380,293	31,602,348
			86,866,092
Food Products - 0.1%
Mead Johnson Nutrition Co. Class A		176,600	12,432,640
Household Products - 2.1%
Procter & Gamble Co.		2,554,700	183,785,118
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A		63,800	5,147,384
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR		579,159	63,753,823
Imperial Tobacco Group PLC		289,407	14,942,129
Philip Morris International, Inc.		1,160,166	92,035,969
			170,731,921

TOTAL CONSUMER STAPLES			731,564,012

ENERGY - 8.9%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.		128,000	6,661,120
Ensco PLC Class A		2,014,400	28,362,752
Helmerich & Payne, Inc.		81,500	3,851,690
National Oilwell Varco, Inc.		278,800	10,496,820
Oceaneering International, Inc.		863,330	33,911,602
Schlumberger Ltd.		356,607	24,595,185
			107,879,169
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.		1,400,141	54,829,522
Cenovus Energy, Inc.		703,400	10,668,277
Chevron Corp.		2,155,435	170,020,713
ConocoPhillips Co.		952,700	45,691,492
EQT Midstream Partners LP		189,100	12,543,003
Foresight Energy LP		248,600	1,325,038
Golar LNG Ltd.		712,200	19,856,136
Imperial Oil Ltd.		1,997,500	63,285,350
Kinder Morgan, Inc.		1,280,300	35,438,704
Legacy Reserves LP		1,355,669	5,544,686
Markwest Energy Partners LP		1,065,868	45,736,396
PrairieSky Royalty Ltd.		695,500	13,216,845
Suncor Energy, Inc.		4,879,400	130,495,156
The Williams Companies, Inc.		1,148,057	42,305,900
Williams Partners LP		579,786	18,506,769
			669,463,987

TOTAL ENERGY			777,343,156

FINANCIALS - 21.8%
Banks - 14.7%
Bank of America Corp.		14,807,605	230,702,486
Citigroup, Inc.		4,688,783	232,610,525
Comerica, Inc.		464,200	19,078,620
Commerce Bancshares, Inc.		287,500	13,098,500
Fifth Third Bancorp		1,098,200	20,766,962
JPMorgan Chase & Co.		6,237,954	380,328,055
Lloyds Banking Group PLC		4,038,400	4,597,561
M&T Bank Corp.		250,700	30,572,865
PNC Financial Services Group, Inc.		567,624	50,632,061
Regions Financial Corp.		4,245,200	38,249,252
Standard Chartered PLC (United Kingdom)		2,382,006	23,090,456
SunTrust Banks, Inc.		2,225,000	85,084,000
U.S. Bancorp		2,414,839	99,032,547
UMB Financial Corp.		221,500	11,254,415
Wells Fargo & Co.		944,399	48,494,889
			1,287,593,194
Capital Markets - 5.0%
Charles Schwab Corp.		1,801,781	51,458,865
Invesco Ltd.		129,400	4,041,162
KKR & Co. LP		2,338,362	39,237,714
Morgan Stanley		2,127,100	67,003,650
Northern Trust Corp.		962,251	65,587,028
Oaktree Capital Group LLC Class A		332,400	16,453,800
State Street Corp.		2,091,136	140,545,251
T. Rowe Price Group, Inc.		18,900	1,313,550
The Blackstone Group LP		1,040,800	32,962,136
TPG Specialty Lending, Inc.		986,600	16,209,838
			434,812,994
Insurance - 1.4%
ACE Ltd.		61,100	6,317,740
Marsh & McLennan Companies, Inc.		381,907	19,943,184
MetLife, Inc.		1,398,587	65,943,377
Principal Financial Group, Inc.		633,600	29,994,624
			122,198,925
Real Estate Investment Trusts - 0.4%
American Tower Corp.		130,400	11,472,592
First Potomac Realty Trust		236,931	2,606,241
Sabra Health Care REIT, Inc.		283,700	6,576,166
Ventas, Inc.		146,500	8,212,790
WP Carey, Inc.		127,000	7,341,870
			36,209,659
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (b)		689,400	6,383,844
Radian Group, Inc.		1,372,264	21,832,720
			28,216,564

TOTAL FINANCIALS			1,909,031,336

HEALTH CARE - 10.0%
Biotechnology - 1.6%
Amgen, Inc.		536,719	74,238,972
Biogen, Inc. (b)		186,500	54,422,565
Intercept Pharmaceuticals, Inc. (b)		47,500	7,878,350
			136,539,887
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories		685,149	27,556,693
Ansell Ltd.		354,030	4,687,936
Medtronic PLC		826,636	55,335,014
St. Jude Medical, Inc.		195,100	12,308,859
Zimmer Biomet Holdings, Inc.		413,400	38,830,662
			138,719,164
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.		175,900	13,512,638
Express Scripts Holding Co. (b)		307,600	24,903,296
McKesson Corp.		418,247	77,388,242
Patterson Companies, Inc.		474,460	20,520,395
			136,324,571
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		558,500	19,173,305
Pharmaceuticals - 5.0%
AbbVie, Inc.		352,400	19,174,084
Astellas Pharma, Inc.		777,300	10,061,436
Bristol-Myers Squibb Co.		103,800	6,144,960
GlaxoSmithKline PLC sponsored ADR		2,874,300	110,516,835
Johnson & Johnson		1,841,170	171,873,220
Novartis AG sponsored ADR		28,430	2,613,286
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,997,584	112,783,593
Theravance, Inc. (a)		1,092,600	7,844,868
			441,012,282

TOTAL HEALTH CARE			871,769,209

INDUSTRIALS - 12.8%
Aerospace & Defense - 2.1%
Meggitt PLC		2,369,100	17,066,322
Rolls-Royce Group PLC		243,900	2,497,857
The Boeing Co.		871,041	114,062,819
United Technologies Corp.		596,700	53,100,333
			186,727,331
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.		85,300	5,781,634
PostNL NV (b)		5,810,700	21,153,791
United Parcel Service, Inc. Class B		1,311,545	129,436,376
			156,371,801
Airlines - 0.2%
Copa Holdings SA Class A		348,100	14,595,833
Building Products - 0.2%
Lennox International, Inc.		130,300	14,766,899
Commercial Services & Supplies - 0.7%
ADT Corp. (a)		1,260,100	37,676,990
KAR Auction Services, Inc.		620,585	22,030,768
			59,707,758
Electrical Equipment - 0.8%
Eaton Corp. PLC		188,800	9,685,440
Emerson Electric Co.		762,300	33,670,791
Hubbell, Inc. Class B		320,703	27,243,720
			70,599,951
Industrial Conglomerates - 3.7%
General Electric Co.		12,733,656	321,142,804
Machinery - 0.7%
CLARCOR, Inc.		87,800	4,186,304
Deere & Co.		295,500	21,867,000
Donaldson Co., Inc.		416,800	11,703,744
IMI PLC		460,100	6,601,714
Joy Global, Inc. (a)		151,600	2,263,388
Pentair PLC		148,900	7,599,856
Valmont Industries, Inc.		55,700	5,285,373
Xylem, Inc.		123,600	4,060,260
			63,567,639
Professional Services - 0.1%
Acacia Research Corp.		445,945	4,049,181
Nielsen Holdings PLC		96,200	4,278,014
			8,327,195
Road & Rail - 2.1%
CSX Corp.		2,677,608	72,027,655
J.B. Hunt Transport Services, Inc.		743,588	53,092,183
Kansas City Southern		264,200	24,010,496
Norfolk Southern Corp.		331,334	25,313,918
Union Pacific Corp.		128,100	11,325,321
			185,769,573
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.		23,100	4,966,731
Watsco, Inc.		282,147	33,428,777
			38,395,508

TOTAL INDUSTRIALS			1,119,972,292

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.1%
Cisco Systems, Inc.		4,856,233	127,476,116
QUALCOMM, Inc.		2,732,800	146,833,344
			274,309,460
Internet Software & Services - 3.4%
Google, Inc.:
Class A (b)		232,209	148,235,259
Class C		203,265	123,670,491
Yahoo!, Inc. (b)		850,342	24,583,387
			296,489,137
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (b)		205,018	12,836,177
Fidelity National Information Services, Inc.		302,700	20,305,116
IBM Corp.		722,494	104,739,955
Leidos Holdings, Inc.		71,700	2,961,927
MasterCard, Inc. Class A		1,166,200	105,097,944
Paychex, Inc.		2,274,541	108,336,388
The Western Union Co.		1,129,900	20,744,964
Unisys Corp. (b)		1,215,900	14,469,210
Visa, Inc. Class A		1,757,100	122,399,586
			511,891,267
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.		229,800	12,963,018
Broadcom Corp. Class A		375,760	19,325,337
Marvell Technology Group Ltd.		1,336,401	12,094,429
Maxim Integrated Products, Inc.		570,200	19,044,680
			63,427,464
Software - 3.7%
Microsoft Corp.		5,928,217	262,382,884
Oracle Corp.		1,703,869	61,543,748
			323,926,632
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.		2,720,360	300,055,708
EMC Corp.		3,918,600	94,673,376
First Data Holdings, Inc. Class B (b)(c)		6,283,849	28,654,351
Hewlett-Packard Co.		356,500	9,129,965
Western Digital Corp.		233,300	18,533,352
			451,046,752

TOTAL INFORMATION TECHNOLOGY			1,921,090,712

MATERIALS - 3.0%
Chemicals - 2.6%
Airgas, Inc.		488,432	43,631,631
E.I. du Pont de Nemours & Co.		440,831	21,248,054
LyondellBasell Industries NV Class A		135,300	11,278,608
Monsanto Co.		1,026,121	87,569,166
Potash Corp. of Saskatchewan, Inc.		1,192,000	24,500,982
Syngenta AG (Switzerland)		109,592	35,114,458
Tronox Ltd. Class A		459,450	2,007,797
			225,350,696
Containers & Packaging - 0.2%
Packaging Corp. of America		129,000	7,760,640
WestRock Co.		225,200	11,584,288
			19,344,928
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.		1,259,700	12,206,493
Paper & Forest Products - 0.0%
International Paper Co.		59,500	2,248,505

TOTAL MATERIALS			259,150,622

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.		2,311,823	100,587,419
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.		593,000	17,612,100
PPL Corp.		247,800	8,150,142
Southern Co.		192,300	8,595,810
			34,358,052
TOTAL COMMON STOCKS
(Cost $8,530,041,854)			8,570,025,816

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (b)(c)		81,101	40,250
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%		220,884	70,685,089
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $69,059,560)			70,725,339
		Principal Amount(d)	Value

Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21		4,360,000	4,103,850
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 5% 10/15/18 (c)		2,532,749	2,134,322
Peabody Energy Corp. 4.75% 12/15/41		13,140,000	1,379,700
			3,514,022
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (e)		12,910,000	11,288,181
TOTAL CONVERTIBLE BONDS
(Cost $28,659,534)			18,906,053

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (Cost $5,175,497)(e)(f)	EUR	3,370,000	4,045,808
		Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.18% (g)		46,231,252	46,231,252
Fidelity Securities Lending Cash Central Fund, 0.20% (g)(h)		78,122,851	78,122,851
TOTAL MONEY MARKET FUNDS
(Cost $124,354,103)			124,354,103
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $8,757,290,548)			8,788,057,119
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(48,204,021)
NET ASSETS - 100%			$8,739,853,098

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,828,924 or 0.4% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,333,989 or 0.2% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/15	$2,532,749
First Data Holdings, Inc. Class B	6/26/14	$25,135,396
NJOY, Inc. Series D	2/14/14	$1,372,724

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,132
Fidelity Securities Lending Cash Central Fund	157,812
Total	$175,944

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$845,199,256	$845,159,006	$--	$40,250
Consumer Staples	731,564,012	683,291,061	48,272,951	--
Energy	777,343,156	777,343,156	--	--
Financials	1,909,031,336	1,904,433,775	4,597,561	--
Health Care	942,454,298	927,704,926	14,749,372	--
Industrials	1,119,972,292	1,119,972,292	--	--
Information Technology	1,921,090,712	1,892,436,361	--	28,654,351
Materials	259,150,622	224,036,164	35,114,458	--
Telecommunication Services	100,587,419	100,587,419	--	--
Utilities	34,358,052	34,358,052	--	--
Corporate Bonds	18,906,053	--	18,906,053	--
Preferred Securities	4,045,808	--	4,045,808	--
Money Market Funds	124,354,103	124,354,103	--	--
Total Investments in Securities:	$8,788,057,119	$8,633,676,315	$125,686,203	$28,694,601

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $8,779,363,216. Net unrealized appreciation aggregated $8,693,903, of which $900,585,111 related to appreciated investment securities and $891,891,208 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth & Income Fund

September 30, 2015

1.950946.102
AMHTI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
		Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Harley-Davidson, Inc.		33,000	$1,811,700
Diversified Consumer Services - 0.4%
H&R Block, Inc.		130,800	4,734,960
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.		69,400	2,635,118
Yum! Brands, Inc.		86,501	6,915,755
			9,550,873
Household Durables - 0.2%
Tupperware Brands Corp.		52,100	2,578,429
Leisure Products - 0.1%
Mattel, Inc.		68,600	1,444,716
Media - 4.5%
Comcast Corp. Class A (special) (non-vtg.) (a)		389,990	22,323,028
Scripps Networks Interactive, Inc. Class A (a)		95,050	4,675,510
Sinclair Broadcast Group, Inc. Class A (a)		148,571	3,761,818
Time Warner, Inc.		200,941	13,814,694
Viacom, Inc. Class B (non-vtg.)		165,000	7,119,750
			51,694,800
Multiline Retail - 2.3%
Dillard's, Inc. Class A		7,200	629,208
Target Corp.		328,663	25,852,632
			26,481,840
Specialty Retail - 1.2%
Lowe's Companies, Inc.		192,177	13,244,839

TOTAL CONSUMER DISCRETIONARY			111,542,157

CONSUMER STAPLES - 8.3%
Beverages - 3.1%
Diageo PLC		237,120	6,370,684
Molson Coors Brewing Co. Class B		20,700	1,718,514
PepsiCo, Inc.		69,794	6,581,574
SABMiller PLC		61,029	3,450,059
The Coca-Cola Co.		445,348	17,867,362
			35,988,193
Food & Staples Retailing - 1.0%
CVS Health Corp.		75,590	7,292,923
Walgreens Boots Alliance, Inc.		50,238	4,174,778
			11,467,701
Food Products - 0.1%
Mead Johnson Nutrition Co. Class A		23,300	1,640,320
Household Products - 2.1%
Procter & Gamble Co.		337,117	24,252,197
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A		8,400	677,712
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR		76,385	8,408,461
Imperial Tobacco Group PLC		38,181	1,971,291
Philip Morris International, Inc.		152,687	12,112,660
			22,492,412

TOTAL CONSUMER STAPLES			96,518,535

ENERGY - 8.9%
Energy Equipment& Services - 1.2%
Baker Hughes, Inc.		17,000	884,680
Ensco PLC Class A		268,900	3,786,112
Helmerich & Payne, Inc.		10,700	505,682
National Oilwell Varco, Inc.		36,800	1,385,520
Oceaneering International, Inc.		114,200	4,485,776
Schlumberger Ltd.		47,020	3,242,969
			14,290,739
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.		184,747	7,234,693
Cenovus Energy, Inc.		93,000	1,410,506
Chevron Corp.		284,488	22,440,413
ConocoPhillips Co.		125,700	6,028,572
EQT Midstream Partners LP		24,900	1,651,617
Foresight Energy LP		30,500	162,565
Golar LNG Ltd.		96,700	2,695,996
Imperial Oil Ltd.		263,600	8,351,448
Kinder Morgan, Inc.		166,600	4,611,488
Legacy Reserves LP		171,200	700,208
Markwest Energy Partners LP		140,671	6,036,193
PrairieSky Royalty Ltd.		94,200	1,790,118
Suncor Energy, Inc.		643,990	17,222,932
The Williams Companies, Inc.		151,374	5,578,132
Williams Partners LP		76,480	2,441,242
			88,356,123

TOTAL ENERGY			102,646,862

FINANCIALS - 21.9%
Banks - 14.7%
Bank of America Corp.		1,954,237	30,447,012
Citigroup, Inc.		618,831	30,700,206
Comerica, Inc.		61,200	2,515,320
Commerce Bancshares, Inc.		37,800	1,722,168
Fifth Third Bancorp		144,300	2,728,713
JPMorgan Chase & Co.		823,198	50,190,376
Lloyds Banking Group PLC		532,000	605,661
M&T Bank Corp.		33,100	4,036,545
PNC Financial Services Group, Inc.		74,944	6,685,005
Regions Financial Corp.		560,200	5,047,402
Standard Chartered PLC (United Kingdom)		314,053	3,044,336
SunTrust Banks, Inc.		293,650	11,229,176
U.S. Bancorp		318,671	13,068,698
UMB Financial Corp.		29,100	1,478,571
Wells Fargo & Co.		124,600	6,398,210
			169,897,399
Capital Markets - 5.1%
Charles Schwab Corp.		237,754	6,790,254
Invesco Ltd.		16,900	527,787
KKR & Co. LP		380,778	6,389,455
Morgan Stanley		280,680	8,841,420
Northern Trust Corp.		127,010	8,657,002
Oaktree Capital Group LLC Class A		44,200	2,187,900
State Street Corp.		275,974	18,548,213
T. Rowe Price Group, Inc.		2,500	173,750
The Blackstone Group LP		139,100	4,405,297
TPG Specialty Lending, Inc. (a)		130,730	2,147,894
			58,668,972
Insurance - 1.4%
ACE Ltd.		8,100	837,540
Marsh & McLennan Companies, Inc.		50,119	2,617,214
MetLife, Inc.		184,539	8,701,014
Principal Financial Group, Inc.		83,600	3,957,624
			16,113,392
Real Estate Investment Trusts - 0.4%
American Tower Corp.		17,200	1,513,256
First Potomac Realty Trust		30,879	339,669
Sabra Health Care REIT, Inc.		38,200	885,476
Ventas, Inc.		19,400	1,087,564
WP Carey, Inc.		16,800	971,208
			4,797,173
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (b)		62,400	577,824
Radian Group, Inc.		188,752	3,003,044
			3,580,868

TOTAL FINANCIALS			253,057,804

HEALTH CARE - 10.0%
Biotechnology - 1.6%
Amgen, Inc.		70,865	9,802,047
Biogen, Inc. (b)		24,600	7,178,526
Intercept Pharmaceuticals, Inc. (b)		7,300	1,210,778
			18,191,351
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories		90,391	3,635,526
Ansell Ltd.		49,724	658,427
Medtronic PLC		109,068	7,301,012
St. Jude Medical, Inc.		25,700	1,621,413
Zimmer Biomet Holdings, Inc.		54,600	5,128,578
			18,344,956
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.		23,200	1,782,224
Express Scripts Holding Co. (b)		40,500	3,278,880
McKesson Corp.		55,225	10,218,282
Patterson Companies, Inc.		62,677	2,710,780
			17,990,166
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		73,600	2,526,688
Pharmaceuticals - 5.0%
AbbVie, Inc.		46,500	2,530,065
Astellas Pharma, Inc.		102,500	1,326,769
Bristol-Myers Squibb Co.		13,700	811,040
GlaxoSmithKline PLC sponsored ADR		379,040	14,574,088
Johnson & Johnson		242,974	22,681,623
Novartis AG sponsored ADR		3,732	343,045
Teva Pharmaceutical Industries Ltd. sponsored ADR		263,349	14,868,685
Theravance, Inc. (a)		148,200	1,064,076
			58,199,391

TOTAL HEALTH CARE			115,252,552

INDUSTRIALS - 12.8%
Aerospace & Defense - 2.1%
Meggitt PLC		312,300	2,249,720
Rolls-Royce Group PLC		32,200	329,770
The Boeing Co.		114,979	15,056,500
United Technologies Corp.		78,720	7,005,293
			24,641,283
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.		11,300	765,914
PostNL NV (b)		783,500	2,852,323
United Parcel Service, Inc. Class B		173,070	17,080,278
			20,698,515
Airlines - 0.2%
Copa Holdings SA Class A		45,200	1,895,236
Building Products - 0.2%
Lennox International, Inc.		17,200	1,949,276
Commercial Services & Supplies - 0.7%
ADT Corp. (a)		166,300	4,972,370
KAR Auction Services, Inc.		81,897	2,907,344
			7,879,714
Electrical Equipment - 0.8%
Eaton Corp. PLC		24,900	1,277,370
Emerson Electric Co.		100,600	4,443,502
Hubbell, Inc. Class B		42,237	3,588,033
			9,308,905
Industrial Conglomerates - 3.7%
General Electric Co.		1,680,466	42,381,353
Machinery - 0.7%
CLARCOR, Inc.		11,600	553,088
Deere & Co.		38,900	2,878,600
Donaldson Co., Inc.		55,100	1,547,208
IMI PLC		60,900	873,820
Joy Global, Inc. (a)		20,000	298,600
Pentair PLC		19,600	1,000,384
Valmont Industries, Inc.		7,300	692,697
Xylem, Inc.		16,200	532,170
			8,376,567
Professional Services - 0.1%
Acacia Research Corp.		59,200	537,536
Nielsen Holdings PLC		12,700	564,769
			1,102,305
Road & Rail - 2.1%
CSX Corp.		353,412	9,506,783
J.B. Hunt Transport Services, Inc.		98,165	7,008,981
Kansas City Southern		34,600	3,144,448
Norfolk Southern Corp.		43,480	3,321,872
Union Pacific Corp.		16,900	1,494,129
			24,476,213
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (a)		3,000	645,030
Watsco, Inc.		37,251	4,413,498
			5,058,528

TOTAL INDUSTRIALS			147,767,895

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.1%
Cisco Systems, Inc.		640,840	16,822,050
QUALCOMM, Inc.		360,610	19,375,575
			36,197,625
Internet Software & Services - 3.4%
Google, Inc.:
Class A (b)		30,659	19,571,786
Class C		26,834	16,326,342
Yahoo!, Inc. (b)		111,486	3,223,060
			39,121,188
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (b)		27,002	1,690,595
Fidelity National Information Services, Inc.		39,711	2,663,814
IBM Corp.		94,574	13,710,393
Leidos Holdings, Inc.		9,500	392,445
MasterCard, Inc. Class A		153,950	13,873,974
Paychex, Inc.		300,214	14,299,193
The Western Union Co.		150,230	2,758,223
Unisys Corp. (b)		155,900	1,855,210
Visa, Inc. Class A		231,880	16,152,761
			67,396,608
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.		30,300	1,709,223
Broadcom Corp. Class A		49,637	2,552,831
Marvell Technology Group Ltd.		176,800	1,600,040
Maxim Integrated Products, Inc.		75,300	2,515,020
			8,377,114
Software - 3.7%
Microsoft Corp.		782,408	34,629,378
Oracle Corp.		224,913	8,123,858
			42,753,236
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.		359,006	39,598,362
EMC Corp.		516,700	12,483,472
First Data Holdings, Inc. Class B (b)(c)		911,424	4,156,093
Hewlett-Packard Co.		47,000	1,203,670
Western Digital Corp.		30,800	2,446,752
			59,888,349

TOTAL INFORMATION TECHNOLOGY			253,734,120

MATERIALS - 3.0%
Chemicals - 2.6%
Airgas, Inc.		64,419	5,754,549
E.I. du Pont de Nemours & Co.		58,130	2,801,866
LyondellBasell Industries NV Class A		17,800	1,483,808
Monsanto Co.		135,414	11,556,231
Potash Corp. of Saskatchewan, Inc.		157,110	3,229,320
Syngenta AG (Switzerland)		14,463	4,634,101
Tronox Ltd. Class A		61,089	266,959
			29,726,834
Containers & Packaging - 0.2%
Packaging Corp. of America		17,000	1,022,720
WestRock Co.		29,700	1,527,768
			2,550,488
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.		166,100	1,609,509
Paper & Forest Products - 0.0%
International Paper Co.		8,000	302,320

TOTAL MATERIALS			34,189,151

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.		304,859	13,264,415
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.		78,300	2,325,510
PPL Corp.		32,800	1,078,792
Southern Co.		25,400	1,135,380
			4,539,682
TOTAL COMMON STOCKS
(Cost $1,121,114,786)			1,132,513,173

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (b)(c)		12,494	6,201
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%		29,496	9,439,015
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,389,151)			9,445,216
		Principal Amount(d)	Value

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21		590,000	555,338
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		820,000	738,180
5% 10/15/18 (c)		808,323	681,166
Peabody Energy Corp. 4.75% 12/15/41		1,920,000	201,600
			1,620,946
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (e)		1,740,000	1,521,413
TOTAL CONVERTIBLE BONDS
(Cost $5,142,901)			3,697,697

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (Cost $829,308)(e)(f)	EUR	540,000	648,290
		Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.18% (g)		3,648,942	3,648,942
Fidelity Securities Lending Cash Central Fund, 0.20% (g)(h)		33,028,150	33,028,150
TOTAL MONEY MARKET FUNDS
(Cost $36,677,092)			36,677,092
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $1,172,153,238)			1,182,981,468
NET OTHER ASSETS (LIABILITIES) - (2.4)%			(28,117,434)
NET ASSETS - 100%			$1,154,864,034

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,843,460 or 0.4% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,169,703 or 0.2% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/15	$808,323
First Data Holdings, Inc. Class B	6/26/14	$3,645,696
NJOY, Inc. Series D	2/14/14	$211,475

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,685
Fidelity Securities Lending Cash Central Fund	23,488
Total	$25,173

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$111,548,358	$111,542,157	$--	$6,201
Consumer Staples	96,518,535	90,147,851	6,370,684	--
Energy	102,646,862	102,646,862	--	--
Financials	253,057,804	252,452,143	605,661	--
Health Care	124,691,567	122,706,371	1,985,196	--
Industrials	147,767,895	147,767,895	--	--
Information Technology	253,734,120	249,578,027	--	4,156,093
Materials	34,189,151	29,555,050	4,634,101	--
Telecommunication Services	13,264,415	13,264,415	--	--
Utilities	4,539,682	4,539,682	--	--
Corporate Bonds	3,697,697	--	3,697,697	--
Preferred Securities	648,290	--	648,290	--
Money Market Funds	36,677,092	36,677,092	--	--
Total Investments in Securities:	$1,182,981,468	$1,160,877,545	$17,941,629	$4,162,294

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,175,787,545. Net unrealized appreciation aggregated $7,193,923, of which $123,561,515 related to appreciated investment securities and $116,367,592 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

September 30, 2015

1.808770.111
GII-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.3%
General Motors Co.	232,300	$6,973,646
Tesla Motors, Inc. (a)	8,100	2,012,040
		8,985,686
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	206,300	7,833,211
Yum! Brands, Inc.	235,300	18,812,235
		26,645,446
Internet & Catalog Retail - 0.3%
Priceline Group, Inc. (a)	7,800	9,647,508
Media - 5.0%
Comcast Corp. Class A (special) (non-vtg.) (b)	1,278,700	73,192,788
The Walt Disney Co.	158,600	16,208,920
Time Warner, Inc.	795,600	54,697,500
Viacom, Inc. Class B (non-vtg.)	517,500	22,330,125
		166,429,333
Multiline Retail - 2.2%
Target Corp.	955,500	75,159,630
Specialty Retail - 1.6%
Lowe's Companies, Inc.	790,800	54,501,936

TOTAL CONSUMER DISCRETIONARY		341,369,539

CONSUMER STAPLES - 9.3%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR	12,500	1,329,000
Diageo PLC	732,129	19,670,052
PepsiCo, Inc.	334,705	31,562,682
SABMiller PLC	183,489	10,372,902
The Coca-Cola Co.	1,331,000	53,399,720
		116,334,356
Food & Staples Retailing - 1.5%
CVS Health Corp.	305,600	29,484,288
Walgreens Boots Alliance, Inc.	244,297	20,301,081
		49,785,369
Household Products - 2.1%
Procter & Gamble Co.	979,300	70,450,842
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	39,600	3,194,928
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	252,000	27,740,160
Philip Morris International, Inc.	527,930	41,880,687
		69,620,847

TOTAL CONSUMER STAPLES		309,386,342

ENERGY - 8.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	206,900	10,767,076
Schlumberger Ltd.	310,900	21,442,773
		32,209,849
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	107,700	6,504,003
Apache Corp.	701,805	27,482,684
Chevron Corp.	923,100	72,814,128
ConocoPhillips Co.	658,100	31,562,476
Exxon Mobil Corp.	98,371	7,313,884
Imperial Oil Ltd.	797,700	25,272,953
Kinder Morgan, Inc.	663,700	18,371,216
Suncor Energy, Inc.	1,958,600	52,380,992
The Williams Companies, Inc.	423,000	15,587,550
		257,289,886

TOTAL ENERGY		289,499,735

FINANCIALS - 19.7%
Banks - 14.0%
Bank of America Corp.	6,475,700	100,891,406
Citigroup, Inc.	1,839,270	91,246,185
JPMorgan Chase & Co.	2,532,900	154,430,912
PNC Financial Services Group, Inc.	271,900	24,253,480
Standard Chartered PLC (United Kingdom)	824,112	7,988,696
U.S. Bancorp	1,209,100	49,585,191
Wells Fargo & Co.	722,130	37,081,376
		465,477,246
Capital Markets - 3.5%
Charles Schwab Corp.	754,500	21,548,520
Goldman Sachs Group, Inc.	25,400	4,413,504
Morgan Stanley	1,237,100	38,968,650
State Street Corp.	755,100	50,750,271
		115,680,945
Insurance - 2.1%
ACE Ltd.	35,000	3,619,000
American International Group, Inc.	490,800	27,887,256
Marsh & McLennan Companies, Inc.	181,480	9,476,886
MetLife, Inc.	632,695	29,831,569
		70,814,711
Real Estate Investment Trusts - 0.1%
American Tower Corp.	53,100	4,671,738

TOTAL FINANCIALS		656,644,640

HEALTH CARE - 11.1%
Biotechnology - 1.7%
Amgen, Inc.	216,990	30,014,057
Biogen, Inc. (a)	92,800	27,079,968
Intercept Pharmaceuticals, Inc. (a)	8,300	1,376,638
		58,470,663
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	483,800	19,458,436
Medtronic PLC	390,013	26,107,470
		45,565,906
Health Care Providers & Services - 2.4%
Express Scripts Holding Co. (a)	465,362	37,675,708
McKesson Corp.	211,300	39,096,839
UnitedHealth Group, Inc.	28,848	3,346,656
		80,119,203
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	19,100	2,335,548
Pharmaceuticals - 5.5%
AbbVie, Inc.	160,300	8,721,923
Allergan PLC (a)	38,600	10,491,866
Bristol-Myers Squibb Co.	68,000	4,025,600
GlaxoSmithKline PLC sponsored ADR	1,092,400	42,002,780
Johnson & Johnson	787,600	73,522,460
Novartis AG sponsored ADR	54,400	5,000,448
Teva Pharmaceutical Industries Ltd. sponsored ADR	696,000	39,296,160
		183,061,237

TOTAL HEALTH CARE		369,552,557

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.1%
The Boeing Co.	326,200	42,715,890
United Technologies Corp.	310,700	27,649,193
		70,365,083
Air Freight & Logistics - 2.1%
FedEx Corp.	134,100	19,307,718
United Parcel Service, Inc. Class B	520,600	51,378,014
		70,685,732
Electrical Equipment - 0.6%
Eaton Corp. PLC	104,200	5,345,460
Emerson Electric Co.	327,600	14,470,092
		19,815,552
Industrial Conglomerates - 3.9%
Danaher Corp.	35,170	2,996,836
General Electric Co.	4,953,200	124,919,704
		127,916,540
Machinery - 0.3%
Deere & Co. (b)	149,900	11,092,600
Road & Rail - 1.9%
CSX Corp.	1,003,200	26,986,080
Norfolk Southern Corp.	160,300	12,246,920
Union Pacific Corp.	284,090	25,116,397
		64,349,397

TOTAL INDUSTRIALS		364,224,904

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 3.6%
Cisco Systems, Inc.	2,171,200	56,994,000
QUALCOMM, Inc.	1,150,100	61,794,873
		118,788,873
Internet Software & Services - 4.9%
Facebook, Inc. Class A (a)	68,400	6,149,160
Google, Inc.:
Class A (a)	109,350	69,805,760
Class C	99,426	60,492,767
Twitter, Inc. (a)	524,500	14,130,030
Yahoo!, Inc. (a)	491,039	14,195,937
		164,773,654
IT Services - 5.0%
Cognizant Technology Solutions Corp. Class A (a)	317,700	19,891,197
IBM Corp.	302,800	43,896,916
MasterCard, Inc. Class A	560,100	50,476,212
Visa, Inc. Class A	756,500	52,697,790
		166,962,115
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	197,336	10,148,990
Software - 5.4%
Adobe Systems, Inc. (a)	204,800	16,838,656
Microsoft Corp.	2,542,100	112,513,346
Oracle Corp.	983,200	35,513,184
Salesforce.com, Inc. (a)	205,200	14,247,036
		179,112,222
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,330,207	146,721,832
EMC Corp.	1,552,400	37,505,984
First Data Holdings, Inc. Class B (a)(c)	2,429,231	11,077,293
Hewlett-Packard Co.	156,500	4,007,965
		199,313,074

TOTAL INFORMATION TECHNOLOGY		839,098,928

MATERIALS - 2.5%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	306,400	14,768,480
LyondellBasell Industries NV Class A	104,500	8,711,120
Monsanto Co.	438,910	37,456,579
PPG Industries, Inc.	22,600	1,981,794
Syngenta AG (Switzerland)	44,830	14,364,015
		77,281,988
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	560,100	5,427,369

TOTAL MATERIALS		82,709,357

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,241,925	54,036,157
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	275,600	8,185,320
TOTAL COMMON STOCKS
(Cost $2,968,653,160)		3,314,707,479

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.18% (d)	20,180,003	20,180,003
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	83,637,350	83,637,350
TOTAL MONEY MARKET FUNDS
(Cost $103,817,353)		103,817,353
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $3,072,470,513)		3,418,524,832
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(83,026,827)
NET ASSETS - 100%		$3,335,498,005

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,077,293 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$9,716,924

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,381
Fidelity Securities Lending Cash Central Fund	35,529
Total	$41,910

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$341,369,539	$341,369,539	$--	$--
Consumer Staples	309,386,342	289,716,290	19,670,052	--
Energy	289,499,735	289,499,735	--	--
Financials	656,644,640	656,644,640	--	--
Health Care	369,552,557	369,552,557	--	--
Industrials	364,224,904	364,224,904	--	--
Information Technology	839,098,928	828,021,635	--	11,077,293
Materials	82,709,357	68,345,342	14,364,015	--
Telecommunication Services	54,036,157	54,036,157	--	--
Utilities	8,185,320	8,185,320	--	--
Money Market Funds	103,817,353	103,817,353	--	--
Total Investments in Securities:	$3,418,524,832	$3,373,413,472	$34,034,067	$11,077,293

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $3,082,363,551. Net unrealized appreciation aggregated $336,161,281, of which $581,012,541 related to appreciated investment securities and $244,851,260 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

September 30, 2015

1.808775.111
CII-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Automobiles - 1.0%
Tesla Motors, Inc. (a)	45,410	$11,280
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	74,200	4,767
Houghton Mifflin Harcourt Co. (a)	98,800	2,007
Nord Anglia Education, Inc. (a)	59,805	1,216
ServiceMaster Global Holdings, Inc. (a)	143,300	4,808
		12,798
Hotels, Restaurants & Leisure - 4.9%
Buffalo Wild Wings, Inc. (a)	16,400	3,172
Chipotle Mexican Grill, Inc. (a)	13,121	9,450
Domino's Pizza, Inc.	82,200	8,870
Jubilant Foodworks Ltd.	23,677	580
Starbucks Corp.	516,452	29,355
Yum! Brands, Inc.	68,337	5,464
		56,891
Household Durables - 0.9%
Harman International Industries, Inc.	74,700	7,170
Toll Brothers, Inc. (a)	91,600	3,136
		10,306
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	41,600	21,295
Netflix, Inc. (a)	40,200	4,151
NutriSystem, Inc.	54,500	1,445
		26,891
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	56,145	0
Specialty Retail - 4.5%
AutoZone, Inc. (a)	4,900	3,547
Five Below, Inc. (a)(c)	149,200	5,010
Home Depot, Inc.	230,424	26,612
L Brands, Inc.	38,900	3,506
Lowe's Companies, Inc.	68,000	4,687
MarineMax, Inc. (a)	93,200	1,317
Restoration Hardware Holdings, Inc. (a)	1,300	121
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	50,604	8,266
		53,066
Textiles, Apparel & Luxury Goods - 1.9%
Kate Spade & Co. (a)	403,570	7,712
NIKE, Inc. Class B	123,167	15,146
		22,858

TOTAL CONSUMER DISCRETIONARY		194,090

CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Kweichow Moutai Co. Ltd.	28,829	866
The Coca-Cola Co.	141,436	5,674
		6,540
Food & Staples Retailing - 0.9%
CVS Health Corp.	59,800	5,770
Whole Foods Market, Inc.	169,251	5,357
		11,127
Food Products - 1.0%
Keurig Green Mountain, Inc.	222,672	11,610
Household Products - 0.5%
Procter & Gamble Co.	81,086	5,833
Personal Products - 1.3%
Avon Products, Inc.	126,500	411
Estee Lauder Companies, Inc. Class A	44,900	3,623
Herbalife Ltd. (a)	207,333	11,300
		15,334

TOTAL CONSUMER STAPLES		50,444

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. (a)	26,000	1,256
Golar LNG Ltd.	129,661	3,615
		4,871
FINANCIALS - 6.4%
Banks - 0.9%
First Republic Bank	134,800	8,461
HDFC Bank Ltd. (a)	31,265	613
M&T Bank Corp.	11,300	1,378
		10,452
Capital Markets - 3.4%
BlackRock, Inc. Class A	18,694	5,561
E*TRADE Financial Corp. (a)	379,359	9,989
HFF, Inc.	88,900	3,001
Invesco Ltd.	139,184	4,347
JMP Group, Inc.	64,700	402
The Blackstone Group LP	390,119	12,355
Virtus Investment Partners, Inc.	35,700	3,588
		39,243
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	24,800	3,234
McGraw Hill Financial, Inc.	109,812	9,499
		12,733
Real Estate Management & Development - 0.8%
Realogy Holdings Corp. (a)	261,681	9,847
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	102,100	2,537

TOTAL FINANCIALS		74,812

HEALTH CARE - 14.6%
Biotechnology - 9.4%
Amgen, Inc.	78,200	10,817
BioMarin Pharmaceutical, Inc. (a)	72,196	7,604
Celgene Corp. (a)	72,200	7,810
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	114
Gilead Sciences, Inc.	617,263	60,609
Insmed, Inc. (a)	342,678	6,364
Medivation, Inc. (a)	146,400	6,222
Vertex Pharmaceuticals, Inc. (a)	103,000	10,726
		110,266
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	61,800	4,137
Novadaq Technologies, Inc. (a)	256,100	2,671
		6,808
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	84,400	6,833
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	1,363,100	17,644
Teva Pharmaceutical Industries Ltd. sponsored ADR	237,200	13,392
Valeant Pharmaceuticals International, Inc. (Canada) (a)	91,400	16,314
		47,350

TOTAL HEALTH CARE		171,257

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.9%
Textron, Inc.	151,500	5,702
TransDigm Group, Inc. (a)	78,427	16,659
		22,361
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	79,500	7,846
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	119,553	9,361
Building Products - 0.8%
A.O. Smith Corp.	102,144	6,659
Caesarstone Sdot-Yam Ltd.	108,300	3,292
		9,951
Electrical Equipment - 0.6%
Acuity Brands, Inc.	10,200	1,791
AMETEK, Inc.	88,945	4,654
		6,445
Industrial Conglomerates - 2.9%
Danaher Corp.	299,855	25,551
Roper Industries, Inc.	56,114	8,793
		34,344
Machinery - 0.1%
Wabtec Corp.	19,300	1,699
Professional Services - 2.2%
CEB, Inc.	54,200	3,704
Equifax, Inc.	21,800	2,119
Resources Connection, Inc.	138,800	2,092
Robert Half International, Inc.	128,100	6,554
Verisk Analytics, Inc. (a)	50,767	3,752
WageWorks, Inc. (a)	174,973	7,888
		26,109
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	275,800	7,893
Summit Ascent Holdings Ltd. (a)	2,470,000	1,290
		9,183

TOTAL INDUSTRIALS		127,299

INFORMATION TECHNOLOGY - 38.5%
Electronic Equipment & Components - 0.2%
CDW Corp.	29,800	1,218
TE Connectivity Ltd.	21,163	1,267
		2,485
Internet Software & Services - 19.6%
58.com, Inc. ADR (a)	44,200	2,080
Alibaba Group Holding Ltd. sponsored ADR	86,800	5,119
Cvent, Inc. (a)	149,131	5,020
Demandware, Inc. (a)	56,300	2,910
Facebook, Inc. Class A (a)	1,398,691	125,741
Google, Inc.:
Class A (a)	102,952	65,721
Class C	18,716	11,387
Just Dial Ltd.	61,822	930
JUST EAT Ltd. (a)	367,603	2,282
Shopify, Inc. Class A	1,600	56
Textura Corp. (a)(c)	231,939	5,993
Zillow Group, Inc. (a)(c)	31,100	894
Zillow Group, Inc. Class C (a)(c)	62,200	1,679
		229,812
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	170,000	10,644
Global Payments, Inc.	16,800	1,927
MasterCard, Inc. Class A	36,100	3,253
Visa, Inc. Class A	299,096	20,835
		36,659
Semiconductors & Semiconductor Equipment - 0.8%
Avago Technologies Ltd.	19,100	2,388
Maxim Integrated Products, Inc.	75,205	2,512
Monolithic Power Systems, Inc.	72,318	3,703
		8,603
Software - 10.7%
Activision Blizzard, Inc.	113,287	3,499
Adobe Systems, Inc. (a)	192,300	15,811
Computer Modelling Group Ltd.	280,100	2,378
CyberArk Software Ltd. (a)(c)	94,300	4,728
Electronic Arts, Inc. (a)	341,434	23,132
Fleetmatics Group PLC (a)	135,600	6,657
HubSpot, Inc.	77,700	3,603
Intuit, Inc.	24,900	2,210
Mobileye NV (a)(c)	206,100	9,373
Red Hat, Inc. (a)	124,900	8,978
Salesforce.com, Inc. (a)	412,864	28,665
ServiceNow, Inc. (a)	95,800	6,653
SolarWinds, Inc. (a)	199,106	7,813
SS&C Technologies Holdings, Inc.	22,720	1,591
		125,091
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	385,246	42,493
Nimble Storage, Inc. (a)	246,000	5,934
		48,427

TOTAL INFORMATION TECHNOLOGY		451,077

MATERIALS - 0.3%
Chemicals - 0.3%
CF Industries Holdings, Inc.	71,100	3,192
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,493
TOTAL COMMON STOCKS
(Cost $911,179)		1,079,535

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(b)	239,736	1,597
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	162,572	6,444
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	48,212	983

TOTAL INFORMATION TECHNOLOGY		7,427

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,596)		9,024
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 10/22/15 to 11/12/15
(Cost $530)	530	530
	Shares	Value (000s)

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 0.18% (d)	84,527,248	$84,527
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	17,978,030	17,978
TOTAL MONEY MARKET FUNDS
(Cost $102,505)		102,505
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $1,018,810)		1,191,594
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(19,893)
NET ASSETS - 100%		$1,171,701

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,024,000 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
NJOY, Inc.	9/11/13	$454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	83
Total	$107

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$195,687	$193,510	$580	$1,597
Consumer Staples	50,444	49,578	866	--
Energy	4,871	4,871	--	--
Financials	74,812	74,199	613	--
Health Care	171,257	153,499	17,758	--
Industrials	127,299	126,009	1,290	--
Information Technology	458,504	450,147	930	7,427
Materials	3,192	3,192	--	--
Telecommunication Services	2,493	2,493	--	--
U.S. Government and Government Agency Obligations	530	--	530	--
Money Market Funds	102,505	102,505	--	--
Total Investments in Securities:	$1,191,594	$1,160,003	$22,567	$9,024

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$20,094
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,021,033,000. Net unrealized appreciation aggregated $170,561,000, of which $234,885,000 related to appreciated investment securities and $64,324,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Fund

September 30, 2015

1.808776.111
FID-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.9%
Automobiles - 0.7%
Tesla Motors, Inc. (a)	135,000	$33,534
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	700,000	23,485
Hotels, Restaurants & Leisure - 3.8%
Domino's Pizza, Inc.	300,000	32,373
Las Vegas Sands Corp.	485,000	18,415
Starbucks Corp.	1,933,996	109,928
Vail Resorts, Inc.	150,000	15,702
		176,418
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	220,000	112,616
Netflix, Inc. (a)	200,000	20,652
Priceline Group, Inc. (a)	25,000	30,922
		164,190
Media - 3.7%
Comcast Corp. Class A	1,370,700	77,965
Liberty LiLAC Group Class C (a)	450,000	18,459
The Walt Disney Co.	762,800	77,958
		174,382
Specialty Retail - 3.1%
AutoZone, Inc. (a)	72,300	52,333
L Brands, Inc.	420,000	37,855
TJX Companies, Inc.	734,100	52,429
		142,617
Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. Class B	624,100	76,746
VF Corp.	684,700	46,703
		123,449

TOTAL CONSUMER DISCRETIONARY		838,075

CONSUMER STAPLES - 6.6%
Beverages - 1.9%
Dr. Pepper Snapple Group, Inc.	450,000	35,573
The Coca-Cola Co.	1,300,000	52,156
		87,729
Food & Staples Retailing - 1.9%
CVS Health Corp.	915,200	88,298
Food Products - 1.4%
Mondelez International, Inc.	1,529,600	64,044
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	492,300	39,719
Tobacco - 0.6%
Imperial Tobacco Group PLC	600,000	30,978

TOTAL CONSUMER STAPLES		310,768

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	285,650	17,250
Cheniere Energy Partners LP	871,900	22,966
Chevron Corp.	400,000	31,552
EQT Midstream Partners LP	323,700	21,471
The Williams Companies, Inc.	525,700	19,372
		112,611
FINANCIALS - 18.6%
Banks - 8.0%
Bank of America Corp.	4,688,200	73,042
Citigroup, Inc.	1,320,600	65,515
JPMorgan Chase & Co.	1,413,900	86,205
M&T Bank Corp.	250,000	30,488
SunTrust Banks, Inc.	741,300	28,347
Wells Fargo & Co.	1,778,367	91,319
		374,916
Capital Markets - 3.0%
E*TRADE Financial Corp. (a)	981,700	25,848
Goldman Sachs Group, Inc.	283,400	49,244
Invesco Ltd.	927,000	28,950
Morgan Stanley	1,168,200	36,798
		140,840
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	653,900	85,269
McGraw Hill Financial, Inc.	465,725	40,285
Moody's Corp.	405,200	39,791
		165,345
Insurance - 1.2%
American International Group, Inc.	947,500	53,837
Real Estate Investment Trusts - 2.9%
American Tower Corp.	534,100	46,990
Duke Realty LP	500,000	9,525
Easterly Government Properties, Inc.	893,700	14,255
Public Storage	100,000	21,163
Simon Property Group, Inc.	250,000	45,930
		137,863

TOTAL FINANCIALS		872,801

HEALTH CARE - 18.1%
Biotechnology - 6.0%
Actelion Ltd.	175,000	22,212
Amgen, Inc.	551,300	76,256
Biogen, Inc. (a)	145,500	42,458
Genmab A/S (a)	295,000	27,016
Gilead Sciences, Inc.	723,800	71,070
Seattle Genetics, Inc. (a)	314,300	12,119
Vertex Pharmaceuticals, Inc. (a)	275,000	28,639
		279,770
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	2,962,000	48,606
Medtronic PLC	1,009,700	67,589
		116,195
Health Care Providers & Services - 1.3%
McKesson Corp.	201,600	37,302
UnitedHealth Group, Inc.	200,000	23,202
		60,504
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)	152,364	26,789
Thermo Fisher Scientific, Inc.	457,700	55,968
		82,757
Pharmaceuticals - 6.5%
AbbVie, Inc.	900,000	48,969
Allergan PLC (a)	316,900	86,137
Eli Lilly & Co.	400,000	33,476
Endo Health Solutions, Inc. (a)	475,000	32,908
Jazz Pharmaceuticals PLC (a)	110,000	14,609
Shire PLC sponsored ADR	201,800	41,415
Teva Pharmaceutical Industries Ltd. sponsored ADR	753,900	42,565
The Medicines Company (a)	145,708	5,531
		305,610

TOTAL HEALTH CARE		844,836

INDUSTRIALS - 6.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	520,400	49,277
Huntington Ingalls Industries, Inc.	360,500	38,628
Raytheon Co.	450,000	49,167
Textron, Inc.	1,446,100	54,431
		191,503
Industrial Conglomerates - 1.3%
Danaher Corp.	703,200	59,920
Machinery - 0.1%
Deere & Co.	95,100	7,037
Road & Rail - 0.9%
Union Pacific Corp.	463,400	40,969

TOTAL INDUSTRIALS		299,429

INFORMATION TECHNOLOGY - 21.6%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,916,776	97,679
Internet Software & Services - 7.1%
Facebook, Inc. Class A (a)	1,489,200	133,879
Google, Inc.:
Class A (a)	160,600	102,522
Class C	156,027	94,930
		331,331
IT Services - 4.2%
Fidelity National Information Services, Inc.	600,400	40,275
MasterCard, Inc. Class A	760,300	68,518
Visa, Inc. Class A	1,246,400	86,824
		195,617
Semiconductors & Semiconductor Equipment - 1.2%
Freescale Semiconductor, Inc. (a)	823,685	30,130
NXP Semiconductors NV (a)	308,198	26,835
		56,965
Software - 2.4%
Adobe Systems, Inc. (a)	1,074,400	88,337
Salesforce.com, Inc. (a)	325,000	22,565
		110,902
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	1,973,900	217,723

TOTAL INFORMATION TECHNOLOGY		1,010,217

MATERIALS - 4.7%
Chemicals - 3.1%
CF Industries Holdings, Inc.	422,000	18,948
Ecolab, Inc.	402,500	44,162
International Flavors & Fragrances, Inc.	18,388	1,899
LyondellBasell Industries NV Class A	483,100	40,271
Monsanto Co.	478,500	40,835
		146,115
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	229,300	34,842
Vulcan Materials Co.	462,299	41,237
		76,079

TOTAL MATERIALS		222,194

UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	300,000	29,265
Xcel Energy, Inc.	700,000	24,787
		54,052
TOTAL COMMON STOCKS
(Cost $3,621,659)		4,564,983
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 11/12/15 to 11/19/15 (b)
(Cost $7,689)	7,690	7,690
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $109,494)	109,494,199	109,494
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,738,842)		4,682,167
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,252)
NET ASSETS - 100%		$4,679,915

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
975 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	93,049	$(1,410)

The face value of futures purchased as a percentage of net assets is 2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,729,000.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$55
Fidelity Securities Lending Cash Central Fund	56
Total	$111

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$838,075	$838,075	$--	$--
Consumer Staples	310,768	310,768	--	--
Energy	112,611	112,611	--	--
Financials	872,801	872,801	--	--
Health Care	844,836	844,836	--	--
Industrials	299,429	299,429	--	--
Information Technology	1,010,217	1,010,217	--	--
Materials	222,194	222,194	--	--
Utilities	54,052	54,052	--	--
U.S. Government and Government Agency Obligations	7,690	--	7,690	--
Money Market Funds	109,494	109,494	--	--
Total Investments in Securities:	$4,682,167	$4,674,477	$7,690	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,410)	$(1,410)	$--	$--
Total Liabilities	$(1,410)	$(1,410)	$--	$--
Total Derivative Instruments:	$(1,410)	$(1,410)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $3,743,888,000. Net unrealized appreciation aggregated $938,279,000, of which $1,061,843,000 related to appreciated investment securities and $123,564,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015